Business Combination, Significant Transaction and Sale of Business (Details) $ in Thousands																							1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 24, 2024 USD ($)	Dec. 24, 2024 ILS (₪)	Dec. 03, 2024 USD ($)	Dec. 03, 2024 ILS (₪)	Nov. 13, 2024 USD ($)	Oct. 31, 2024 USD ($)	Oct. 13, 2024 USD ($)	Oct. 13, 2024 ILS (₪)	Oct. 01, 2024	Jul. 03, 2024 USD ($)	Jul. 03, 2024 ILS (₪)	Apr. 04, 2024 USD ($)	Mar. 31, 2024	Feb. 19, 2024 USD ($)	Feb. 19, 2024 ILS (₪)	Jan. 01, 2024 USD ($)	Jan. 01, 2024 ILS (₪)	Dec. 04, 2023 USD ($)	Jun. 22, 2023 USD ($)	Jun. 22, 2023 ILS (₪)	Jun. 08, 2023 USD ($)	Jun. 08, 2023 ILS (₪)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 ILS (₪)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 03, 2024 ILS (₪)	Jul. 03, 2024 ILS (₪)	Feb. 19, 2024 ILS (₪)	Jan. 01, 2024 ILS (₪)	Jun. 22, 2023 ILS (₪)	Jun. 08, 2023 ILS (₪)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Outstanding shares percentage																										7.00%
Acquired total amount																										$ 4,100
Percentage of interest										40.00%																	30.00%			30.00%		40.00%
Payment																									$ 425
Additional payments																											$ 375
Deferred working capital												$ 840
Deferred acquisition of working capital												535
Deferred additional payment												2,256
Percentage of share capital									51.00%				100.00%
Prepaid																											16,658		$ 14,004
Financial liability																											2,305			₪ 8,046,000
Fair value of measured on the acquisition date | ₪																														1,282,000
Michpal [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Financial liability																											5,098			18,591,000
Acquisition of NCDC S.A (” NCDC “) [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of interest																		100.00%
Purchase price amount in cash																		$ 11,667
Paid in cash on the acquisition date																		10,179									600
Payment																		$ 1,063									523
To be Paid After 12 months [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Payment																											638
To be Paid After 18 months [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Payment																											425
Acquisition of Theoris Group Inc. ("Theoris") [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Purchase price amount in cash												10,000
Payment												10,249
Total consideration paid												$ 13,096
Acquisition of Executive Life Ltd. ("Executive") [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Purchase price amount in cash						$ 800
Payment						672
Total consideration paid						1,472
Net of acquired cash						$ 644
Acquisition of Nursing Care Business ("Nursing Care Business") [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Total consideration paid										$ 1,596
Acquisition of K.M.T. (M.H.) Technologies Communication Computer Ltd. (“KMT”) [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of interest																					60.00%															60.00%
Total consideration paid																					$ 14,875	₪ 15,000,000
Net of acquired cash																													$ 632
Fair value consideration																					$ 1,400,000						$ 2,700			₪ 9,700,000						₪ 5,000,000,000
Acquisition of K.M.T. (M.H.) Technologies Communication Computer Ltd. (“KMT”) [Member] | Magic Software [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Total consideration paid | ₪																						55,039,000
Acquisition of K.M.T. (M.H.) Technologies Communication Computer Ltd. (“KMT”) [Member] | Computing Infrastructure Projects
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Total consideration paid | ₪																						₪ 60,000,000
Acquisition of Alacer Matrix LLC ("Alacer") [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Purchase price amount in cash					$ 2,104
Percentage of share capital					51.00%
U.S. financial market					$ 1,950
Provisional allocation, amount					$ 600
Acquisition of Moshe Ort Ltd. (“Ortech”) [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Purchase price amount in cash			$ 10,622	₪ 38,600,000
Provisional allocation, amount			3,187	11,580,000
Share capital			5,365	₪ 19,495,000
Cash			$ 2,759																												₪ 10,026,000
Liram [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of interest														30.00%																			30.00%
Total consideration paid														$ 1,449	₪ 5,250,000
Percentage of ownership														100.00%	100.00%
Prepaid														$ 276																			₪ 1,000,000
Acquisition of Heshev Information Systems (2012) Ltd. (“Heshev”) [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of interest																70.00%											30.00%			30.00%				70.00%
Net of acquired cash																$ 1,285	₪ 4,659,000
Cash																$ 1,338																		₪ 4,854,000
Financial liability																											$ 591			₪ 2,157,000
Acquisition of Meida Computers Software Solutions (G.D) Ltd. (“Meida”) [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of interest										60.00%																						60.00%
Total consideration paid										$ 797	₪ 3,000,000
Net of acquired cash										9,867	₪ 37,131,000
Cash										12,490																						₪ 47,000
Financial liability										$ 5,282																						₪ 19,264,000
Acquisition of Y-IT Ltd. (“Y-IT”) [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of interest							60.00%	60.00%																			40.00%			40.00%
Total consideration paid							$ 22,243	₪ 82,523,000																			$ 1,751	₪ 6,496,000
Net of acquired cash							$ 18,940	₪ 70,268,000
Financial liability																											$ 12,298			₪ 44,850,000
Acquisition of Paperless Ltd. (“Paperless”) [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of interest	70.00%	70.00%
Total consideration paid	$ 2,331	₪ 8,500,000
Net of acquired cash	$ 1,894	₪ 6,909,000
Acquisition of Emalogic Software Ltd. (“Emalogic”) [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of interest																			25.00%																25.00%
Total consideration paid																			$ 6,422	₪ 23,762,000
Net of acquired cash																			$ 3,894	₪ 14,409,000
Percentage of share capital																			75.00%	75.00%
Fair value of measured on the acquisition date																			$ 1,595																₪ 5,900,000
Subsequents Event [Member] | Acquisition of Paperless Ltd. (“Paperless”) [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Net of acquired cash																							$ 769	₪ 2,805,000